INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2020
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Drone X1 System	Shoe- Scanner	Wi-Ti	Total
Balance at November 30, 2018	$868,547	$—	$372,234	$1,240,781
Additions	—	30,000	—	30,000
Impairment	(900,260)	(29,592)	(385,826)	(1,315,678)
Foreign currency translation adjustment	31,713	(408)	13,592	44,897
Balance at November 30, 2019 and 2020	$—	$—	$—	$—